Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Unrecognized tax benefits, income tax penalties and interest accrued	$ 4,100	$ 3,000
Valuation allowance	$ 1,775	$ 1,811